UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5928
Legg Mason Partners Small Cap Core Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31 Date of reporting period: March 31, 2006

LEGG MASON PARTNERS
SMALL CAP CORE FUND, INC.

FORM N-Q
MARCH 31, 2006

ITEM 1.     SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited)	March 31, 2006

Shares	Security	Value

COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 11.1%
Auto Components — 0.7%
40,283	Aftermarket Technology Corp. *	$910,799
49,589	ArvinMeritor Inc.	739,372

	Total Auto Components	1,650,171

Distributors — 0.6%
41,000	Building Material Holding Corp.	1,461,240

Diversified Consumer Services — 1.3%
40,848	Jackson Hewitt Tax Service Inc.	1,289,980
58,354	Sotheby's Holdings Inc., Class A Shares *	1,694,600

	Total Diversified Consumer Services	2,984,580

Hotels, Restaurants & Leisure — 1.4%
52,686	Bluegreen Corp. *	696,509
30,307	Dominos Pizza Inc.	865,265
29,052	Jack in the Box Inc *	1,263,762
14,612	Speedway Motorsports Inc.	558,324

	Total Hotels, Restaurants & Leisure	3,383,860

Household Durables — 1.0%
14,707	Beazer Homes USA Inc.	966,250
29,519	Stanley Furniture Co. Inc.	863,431
5,486	WCI Communities Inc. *	152,620
14,186	Yankee Candle Co. Inc.	388,271

	Total Household Durables	2,370,572

Internet & Catalog Retail — 0.6%
19,116	Insight Enterprises Inc. *	420,743
43,477	Priceline.com Inc. *	1,079,969

	Total Internet & Catalog Retail	1,500,712

Media — 0.3%
43,811	Playboy Enterprises Inc., Class B Shares *	622,116

Specialty Retail — 4.4%
41,449	Aaron Rents Inc.	1,126,169
108,026	Charming Shoppes Inc. *	1,606,347
25,750	Guess? Inc. *	1,007,082
25,215	Lithia Motors Inc., Class A Shares	874,960
63,900	Pacific Sunwear of California, Inc. *	1,416,024
28,100	Pantry, Inc. *	1,753,159
52,977	Payless ShoeSource Inc. *	1,212,644
28,398	Select Comfort Corp. *	1,123,141
11,800	Too Inc. *	405,330

	Total Specialty Retail	10,524,856

Textiles, Apparel & Luxury Goods — 0.8%
19,940	Phillips-Van Heusen Corp.	761,908
69,500	Stride Rite Corp.	1,006,360

	Total Textiles, Apparel & Luxury Goods	1,768,268

	TOTAL CONSUMER DISCRETIONARY	26,266,375

CONSUMER STAPLES — 0.8%
Food & Staples Retailing — 0.3%
14,732	Longs Drug Stores Corp.	681,797

Personal Products — 0.5%
33,800	Herbalife Ltd. *	1,141,426

	TOTAL CONSUMER STAPLES	1,823,223

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

ENERGY — 9.0%
Energy Equipment & Services — 4.1%
71,900	Grey Wolf Inc. *	$534,936
7,600	GulfMark Offshore, Inc. *	211,280
50,123	Helix Energy Solutions Group Inc. *	1,899,662
16,333	Lone Star Technologies Inc. *	905,011
37,700	NS Group Inc. *	1,735,331
273,165	Parker Drilling Co. *	2,532,240
42,300	Veritas DGC Inc. *	1,919,997

	Total Energy Equipment & Services	9,738,457

Oil, Gas & Consumable Fuels — 4.9%
33,300	Arena Resources Inc. *	1,162,170
40,000	Cabot Oil & Gas Corp.	1,917,200
110,300	Edge Petroleum Corp. *	2,755,294
34,097	Frontier Oil Corp.	2,023,657
36,573	St. Mary Land & Exploration Co.	1,493,276
18,709	Swift Energy Co. *	700,839
29,100	Trico Marine Services Inc. *	939,930
13,421	W&T Offshore Inc.	541,000

	Total Oil, Gas & Consumable Fuels	11,533,366

	TOTAL ENERGY	21,271,823

FINANCIALS — 17.3%
Capital Markets — 2.1%
31,400	Greenhill & Co. Inc.	2,075,854
18,567	Investment Technology Group Inc. *	924,637
130,600	Labranche & Co., Inc. *	2,064,786

	Total Capital Markets	5,065,277

Commercial Banks — 3.7%
58,858	Cardinal Financial Corp.	796,349
20,243	City Holding Co.	744,740
53,518	First BanCorp. of Puerto Rico	661,482
18,843	First Community Bancorp of California	1,086,487
14,704	First Merchants Corp.	389,950
52,643	Hanmi Financial Corp.	950,732
10,746	Mercantile Bank Corp.	420,169
50,298	Nara Bancorp Inc.	882,730
32,222	Southwest Bancorp of Oklahoma Inc.	716,617
38,954	Sterling Bancshares of Texas Inc.	703,120
13,070	Umpqua Holdings Corp.	372,495
59,564	Wilshire Bancorp Inc.	1,107,295

	Total Commercial Banks	8,832,166

Consumer Finance — 0.5%
41,477	Cash America International, Inc.	1,245,140

Diversified Financial Services — 0.9%
48,300	Lazard Ltd., Class A	2,137,275

Insurance — 3.0%
18,526	American Physicians Capital Inc. *	889,248
15,996	FPIC Insurance Group Inc. *	604,649
39,732	Horace Mann Educators Corp.	746,961
17,162	Infinity Property & Casualty Corp.	716,342
26,487	LandAmerica Financial Group Inc.	1,797,143
45,594	Ohio Casualty Corp.	1,445,330
6,207	ProAssurance Corp. *	322,764
13,276	Stewart Information Services Corp.	625,034

	Total Insurance	7,147,471

Real Estate — 5.3%
31,439	Ashford Hospitality Trust Inc.	389,844

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

Real Estate — 5.3% (continued)
31,887	Commercial Net Lease Realty Inc.	$742,967
41,000	Deerfield Triarc Capital Corp.	553,090
47,297	Digital Realty Trust Inc.	1,332,356
84,904	Equity Inns Inc.	1,375,445
29,370	Jones Lang LaSalle Inc.	2,247,980
29,845	LaSalle Hotel Properties	1,223,645
9,612	Sovran Self Storage Inc.	530,582
41,200	Strategic Hotels & Resorts Inc.	959,136
37,081	Sunstone Hotel Investors Inc.	1,074,237
15,872	Tanger Factory Outlet Centers Inc.	546,156
46,390	Trammell Crow Co. *	1,654,267

	Total Real Estate	12,629,705

Thrifts & Mortgage Finance — 1.8%
17,637	Corus Bankshares Inc.	1,048,343
77,689	First Niagara Financial Group Inc.	1,138,921
5,500	FirstFed Financial Corp. *	328,955
26,310	TierOne Corp.	893,224
11,972	WSFS Financial Corp.	752,201

	Total Thrifts & Mortgage Finance	4,161,644

	TOTAL FINANCIALS	41,218,678

HEALTH CARE — 12.7%
Biotechnology — 4.5%
51,181	Alkermes Inc. *	1,128,541
29,761	Applera Corp. - Celera Genomics Group *	347,906
35,778	Cubist Pharmaceuticals Inc. *	821,821
97,481	Isis Pharmaceuticals Inc. *	878,304
50,443	Luminex Corp *	749,583
144,500	Medarex Incorporated *	1,910,290
20,900	Myogen Inc. *	757,207
17,001	Neurocrine Biosciences Inc. *	1,097,245
14,900	OSI Pharmaceuticals Inc. *	478,290
56,770	Tanox Inc. *	1,102,473
14,042	Techne Corp. *	844,486
9,165	United Therapeutics Corp. *	607,456

	Total Biotechnology	10,723,602

Health Care Equipment & Supplies — 3.2%
122,400	LifeCell Corp. *	2,760,120
50,500	Molecular Devices Corp. *	1,674,580
68,447	Thoratec Corp. *	1,318,974
64,221	Viasys Healthcare Inc. *	1,931,767

	Total Health Care Equipment & Supplies	7,685,441

Health Care Providers & Services — 2.8%
20,396	Amedisys Inc. *	708,761
18,014	Cerner Corp. *	854,764
3,700	Pediatrix Medical Group Inc. *	379,768
86,500	PSS World Medical, Inc. *	1,668,585
19,500	Radiation Therapy Services, Inc. *	497,445
48,866	Res-Care Inc. *	898,157
33,800	WellCare Health Plans Inc. *	1,535,872

	Total Health Care Providers & Services	6,543,352

Pharmaceuticals — 2.2%
57,076	Alpharma Inc., Class A Shares	1,530,778
87,778	First Horizon Pharmaceutical Corp. *	2,212,884
59,900	K-V Pharmaceutical Co., Class A Shares *	1,444,788

	Total Pharmaceuticals	5,188,450

	TOTAL HEALTH CARE	30,140,845

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

INDUSTRIALS — 15.5%
Aerospace & Defense — 2.2%
49,200	AAR Corp. *	$1,401,216
34,674	Armor Holdings Inc. *	2,021,148
42,400	BE Aerospace Inc *	1,065,088
13,022	DRS Technologies Inc.	714,517

	Total Aerospace & Defense	5,201,969

Air Freight & Logistics — 1.0%
29,799	EGL Inc. *	1,340,955
31,600	Pacer International Inc.	1,032,688

	Total Air Freight & Logistics	2,373,643

Airlines — 1.1%
24,320	Alaska Air Group Inc. *	862,144
63,422	SkyWest Inc.	1,856,362

	Total Airlines	2,718,506

Building Products — 0.7%
47,349	Apogee Enterprises Inc.	799,251
28,400	Lamson & Sessions Co. *	790,372

	Total Building Products	1,589,623

Commercial Services & Supplies — 3.0%
10,200	Administaff, Inc.	554,472
21,961	FTI Consulting Inc. *	626,547
78,700	IKON Office Solutions Inc.	1,121,475
21,857	John H. Harland Co.	858,980
38,343	Kforce Inc. *	488,873
22,000	Mine Safety Appliances Co.	924,000
4,817	Portfolio Recovery Associates Inc. *	225,580
85,560	Sirva Inc. *	729,827
44,100	Steelcase Inc., Class A Shares	793,800
15,000	United Stationers Inc. *	796,500

	Total Commercial Services & Supplies	7,120,054

Construction & Engineering — 0.7%
83,700	Comfort Systems USA Inc.	1,129,950
21,700	Shaw Group, Inc. *	659,680

	Total Construction & Engineering	1,789,630

Electrical Equipment — 2.1%
53,393	General Cable Corp. *	1,619,410
15,087	Genlyte Group Inc. *	1,028,028
33,800	Metrologic Instruments Inc. *	781,794
36,709	Regal-Beloit Corp.	1,551,689

	Total Electrical Equipment	4,980,921

Machinery — 2.8%
11,000	American Science & Engineering Inc. *	1,027,400
9,900	Cascade Corp.	523,215
11,833	Gardner Denver Inc. *	771,512
29,187	Lincoln Electric Holdings Inc.	1,575,806
25,965	Trinity Industries, Inc.	1,412,236
43,438	Wabtec Corp.	1,416,079

	Total Machinery	6,726,248

Road & Rail — 1.0%
38,550	Arkansas Best Corp.	1,508,076
43,674	Marten Transport Ltd. *	790,063

	Total Road & Rail	2,298,139

Trading Companies & Distributors — 0.9%
67,600	BlueLinx Holdings, Inc.	1,081,600

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

Trading Companies & Distributors — 0.9% (continued)
10,900	Interline Brands Inc. *	$275,007
34,300	UAP Holding Corp.	737,450

	Total Trading Companies & Distributors	2,094,057

	TOTAL INDUSTRIALS	36,892,790

INFORMATION TECHNOLOGY — 21.8%
Communications Equipment — 3.0%
73,197	ADTRAN Inc.	1,916,297
100,200	Andrew Corp. *	1,230,456
45,965	Arris Group Inc. *	632,478
59,194	Avocent Corp. *	1,878,818
56,610	CommScope Inc. *	1,616,216

	Total Communications Equipment	7,274,265

Computers & Peripherals — 3.4%
202,800	Adaptec Inc. *	1,121,484
345,700	Brocade Communications Systems Inc. *	2,309,276
49,510	Electronics for Imaging Inc. *	1,384,795
26,521	Imation Corp.	1,138,016
25,100	Komag Inc. *	1,194,760
183,526	Mcdata Corp., Class A Shares *	847,890

	Total Computers & Peripherals	7,996,221

Electronic Equipment & Instruments — 3.0%
91,880	Aeroflex Inc. *	1,261,512
10,300	Avnet, Inc. *	261,414
6,000	Multi-Fineline Electronix Inc. *	350,940
16,894	Paxar Corp. *	330,615
44,559	Plexus Corp. *	1,674,082
311,000	Sanmina-SCI Corp. *	1,275,100
60,100	Xyratex Ltd. *	1,893,150

	Total Electronic Equipment & Instruments	7,046,813

Internet Software & Services — 1.8%
18,800	CryptoLogic Inc.	484,852
42,332	Digitas Inc. *	609,581
52,100	Openwave Systems Inc. *	1,124,318
105,900	RealNetworks Inc. *	873,675
75,377	SonicWALL Inc. *	534,423
47,390	United Online Inc.	609,435

	Total Internet Software & Services	4,236,284

IT Services — 1.4%
76,955	CSG Systems International Inc. *	1,789,973
47,829	MoneyGram International, Inc.	1,469,307

	Total IT Services	3,259,280

Semiconductors & Semiconductor Equipment — 5.9%
300,900	Atmel Corp. *	1,420,248
166,600	Cirrus Logic Inc. *	1,412,768
2,432	Genesis Microchip Inc. *	41,441
108,900	Kulicke & Soffa Industries Incorporated *	1,038,906
42,900	OmniVision Technologies, Inc. *	1,295,580
302,900	ON Semiconductor Corp. *	2,199,054
44,156	Photronics Inc. *	828,367
65,394	PortalPlayer Inc. *	1,453,709
31,197	Silicon Image Inc. *	321,641
299,900	TriQuint Semiconductor Inc. *	1,475,508
118,673	Zoran Corp. *	2,596,565

	Total Semiconductors & Semiconductor Equipment	14,083,787

Software — 3.3%
13,993	EPIQ Systems Inc. *	265,867

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

Software — 3.3% (continued)
69,000	Informatica Corp. *	$1,072,950
49,200	Jack Henry & Associates, Inc.	1,125,204
47,787	Magma Design Automation Inc *	413,358
90,520	Parametric Technology Corp. *	1,478,192
45,510	Progress Software Corp. *	1,323,886
70,695	Quest Software Inc. *	1,180,606
981,378	Storagenetworks Inc. (a) *	1
35,739	Transaction Systems Architects Inc., Class A Shares *	1,115,414

	Total Software	7,975,478

	TOTAL INFORMATION TECHNOLOGY	51,872,128

MATERIALS — 7.7%
Chemicals — 1.2%
7,273	FMC Corp. *	450,781
37,435	H.B. Fuller Co.	1,921,913
26,900	Rockwood Holdings Inc. *	619,238

	Total Chemicals	2,991,932

Construction Materials — 0.8%
29,220	Eagle Materials Inc.	1,863,067

Containers & Packaging — 0.9%
38,522	Crown Holdings Inc. *	683,380
20,800	Greif Inc., Class A Shares	1,423,136

	Total Containers & Packaging	2,106,516

Metals & Mining — 4.8%
8,500	Cleveland-Cliffs Inc.	740,520
35,138	Commercial Metals Co.	1,879,532
378,300	Northgate Minerals Corp. *	911,703
10,100	Novamerican Steel Inc. *	464,095
5,191	Quanex Corp.	345,876
19,521	Reliance Steel & Aluminum Co.	1,833,412
29,100	RTI International Metals Inc. *	1,596,135
67,300	Ryerson Tull, Inc.	1,800,948
14,102	Steel Dynamics Inc.	800,007
50,300	Worthington Industries, Inc.	1,009,018

	Total Metals & Mining	11,381,246

	TOTAL MATERIALS	18,342,761

TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.4%
50,042	Time Warner Telecom Inc., Class A Shares *	898,254

Wireless Telecommunication Services — 0.1%
42,500	Dobson Communications Corp., Class A Shares *	340,850

	TOTAL TELECOMMUNICATION SERVICES	1,239,104

UTILITIES — 2.3%
Electric Utilities — 1.7%
45,837	Cleco Corp.	1,023,540
33,564	Otter Tail Corp.	962,951
41,300	Pike Electric Corp. *	867,713
39,349	Sierra Pacific Resources *	543,410
27,700	Westar Energy Inc.	576,437

	Total Electric Utilities	3,974,051

Gas Utilities — 0.6%
35,625	Energen Corp.	1,246,875
10,792	Southern Union Co.	267,965

	Total Gas Utilities	1,514,840

	TOTAL UTILITIES	5,488,891

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $194,757,153)	234,556,618

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Face Amount	Security	Value

SHORT-TERM INVESTMENT — 1.4%
Repurchase Agreement — 1.4%
$3,216,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06
	with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity -
	$3,217,284; (Fully collateralized by various U.S. Treasury obligations,
	1.875% to 3.625% due 1/15/07 to 4/15/28; Market value - $3,280,322)
	(Cost — $3,216,000)	$ 3,216,000

	TOTAL INVESTMENTS — 100.1% (Cost — $197,973,153#)	237,772,618
	Liabilities in Excess of Other Assets — (0.1)%	(157,352)

	TOTAL NET ASSETS — 100.0%	$ 237,615,266

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney Small Cap Core Fund, Inc. was renamed Legg Mason Partners Small Cap Core Fund, Inc. (the “Fund”). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 44,575,413
Gross unrealized depreciation	(4,775,948)

Net unrealized appreciation	$ 39,799,465

See Notes to Schedule of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in
Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Small Cap Core Fund, Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: May 30, 2006